Digital Assets (Details) - Schedule of Reconciliation between Net Income and the Movement of Digital Assets - Digital Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation between Net Income and the Movement of Digital Assets [Line Items]
Revenue recognized from selling products and services which was settled or will be settled in digital assets (a)	$ 183,908,345	$ 119,117,153
Adjusted by the changes of operating assets and liabilities:
Account receivable to be settled in digital assets	2,431,414	5,517,283
Contract liabilities received in digital assets	41,281,727	(2,909,159)
Digital assets received from customers for products and services	227,621,486	121,725,277
Revenue recognized from Bitcoin self-mining operation (b)	100,197,667	60,290,623
Cost and expenses settled or to be settled by digital assets (c)	(101,371,379)	(78,426,803)
Adjusted by the changes of operating assets and liabilities:
Prepayments made in digital assets to suppliers	(24,035,453)	(4,750,064)
Accounts payable to be settled in digital assets	(7,272)	(2,727,565)
Payments made in digital assets by a related party on behalf of Company		(37,316)
Other receivables to be settled in digital assets	(129,929)
Other payables to be settled in digital assets	(966,429)	1,572,240
Costs and expenses paid in digital assets	(126,510,462)	(84,369,508)
Impairment of digital assets	(6,986,921)	(12,948,969)
Digital assets due from FTX (Note 6)		(7,742,348)
Other income received in digital assets (d)	378,491
Net gain on settlement of digital asset borrowings		4,206,292
Realized gain on sale of digital assets	18,231,133	4,947,841
Net cash (used in)/provided by operating activities	212,931,394	86,109,208
DIGITAL ASSETS FROM INVESTING ACTIVITIES
Digital assets purchased by fiat cash	45,429,698	10,824,901
Sales of digital assets in exchange for fiat cash	(222,393,176)	(71,354,362)
Purchase of equipment		(21,496,033)
Net cash provided by/(used in) investing activities	(176,963,478)	(82,025,494)
Net change in cash and cash equivalents	35,967,916	4,083,714
Cash and cash equivalents at beginning of year	8,010,538	3,926,824
Cash and cash equivalents at end of year	$ 43,978,454	$ 8,010,538